AUSA LETTERHEAD

                                   May 1, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      AUSA Life Insurance Company, Inc.
                  AUSA Series Life Account
                  AUSA Financial Freedom Builder
                  File No. 333-38343

         CIK No.  0000933275

Dear Sir or Madam:

         On behalf of AUSA Life Insurance Company, Inc. ("AUSA Life") and the AUSA Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain deferred variable life policies offered by AUSA Life through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form S-6 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 21, 2000 via EDGAR.

                                      Sincerely,


                                     /s/ PRISCILLA I. HECHLER
                                     ------------------------
                                     Priscilla I. Hechler
                                     Assistant Vice President
                                     and Assistant Secretary

cc: Kimberly A. Scouller, Esq.
    Mary Jane Wilson-Bilik, Esq.